Average Annual Total Returns - Retail Class - Transamerica International Small Cap Value	I 1 Year	I 5 Years	I Since Inception	I Inception Date	I Return After Taxes on Distributions 1 Year	I Return After Taxes on Distributions 5 Years	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI EAFE Small Cap Index Gross (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Small Cap Index Gross (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Small Cap Index Gross (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.92%	8.17%	8.29%	Jan. 04, 2013	8.82%	7.45%	7.49%	5.62%	6.42%	6.57%	12.75%	9.81%	9.96%